GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Financial Statements

Year ended December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Year ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 3:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 3 (the Separate Account) as of December 31, 2021, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2022

Appendix

Statement of assets and liabilities as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.

AB International Value Portfolio — Class B (2)

AB Small Cap Growth Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Comstock Fund — Series II shares (2)

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Global Fund — Series II shares(1)

Invesco V.I. International Growth Fund — Series II shares (2)

Invesco V.I. Main Street Fund® — Series II shares (1) (2)

Invesco V.I. Main Street Small Cap Fund® — Series II shares (1) (2)

American Century Variable Portfolios II, Inc.

VP Inflation Protection Fund — Class II

BlackRock Variable Series Funds, Inc.

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

Columbia Variable Portfolio — Overseas Core Fund — Class 2 (2)

CTIVP® — Loomis Sayles Growth Fund — Class 1

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes Kaufmann Fund II — Service Shares (1) (2)

Fidelity® Variable Insurance Products Fund

VIP Contrafund® Portfolio — Service Class 2

VIP Equity-Income Portfolio — Service Class 2

VIP FundsManager® 50% Portfolio — Service Class 2

VIP FundsManager® 60% Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Mutual Shares VIP Fund — Class 2 Shares (2)

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Janus Aspen Series

Janus Henderson Forty Portfolio — Service Shares

PIMCO Variable Insurance Trust

High Yield Portfolio — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.

Real Estate Securities V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

The Prudential Series Fund

PSF Natural Resources Portfolio — Class II Shares (1)

(1)	See Note 1 to the financial statements for the former name of the subaccount.
(2)	Available as investment option under the contract, but not shown on the statements as there was no activity from January 1, 2020 through December 31, 2021.

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GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities

December 31, 2021

	AB Variable Products Series Fund, Inc.	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		American Century Variable Portfolios II, Inc.	BlackRock Variable Series Funds, Inc.

	AB Small Cap Growth Portfolio — Class B	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Global Fund — Series II shares	VP Inflation Protection Fund — Class II	BlackRock Basic Value V.I. Fund — Class III Shares

Assets:
Investments at fair value (note 2b)	$10,048	$14,111	$13,284	$23,974	$22,818
Dividend receivable	—	—	—	—	—
Total assets	10,048	14,111	13,284	23,974	22,818

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	3	1	1
Payable for units withdrawn	—	1	—	2	1
Total liabilities	—	1	3	3	2

Net assets	$10,048	$14,110	$13,281	$23,971	$22,816

Investments in securities at cost	$8,163	$10,605	$7,865	$23,052	$23,938
Shares outstanding	471	373	236	2,099	1,650

	Fidelity® Variable Insurance Products Fund (continued)			Goldman Sachs Variable Insurance Trust	Janus Aspen Series

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Goldman Sachs Government Money Market Fund — Service Shares	Janus Henderson Forty Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$9,016	$18,186	$1,940	$148,587	$18,836
Dividend receivable	—	350	291	1	—
Total assets	9,016	18,536	2,231	148,588	18,836

Liabilities:
Accrued expenses payable to affiliate (note 4b)	5	1	—	1	—
Payable for units withdrawn	—	1	—	—	1
Total liabilities	5	2	—	1	1

Net assets	$9,011	$18,534	$2,231	$148,587	$18,835

Investments in securities at cost	$4,052	$17,883	$1,616	$148,587	$12,474
Shares outstanding	116	1,401	49	148,587	333

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Assets and Liabilities — Continued

December 31, 2021

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II	Eaton Vance Variable Trust	Fidelity® Variable Insurance Products Fund

BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	VT Floating-Rate Income Fund	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income Portfolio — Service Class 2	VIP FundsManager® 50% Portfolio — Service Class 2	VIP FundsManager® 60% Portfolio — Service Class 2

$10,737,664	$9,048	$29,439	$32,401	$5,966	$2,446,056	$12,662,853
—	—	71	2,612	387	—	—
10,737,664	9,048	29,510	35,013	6,353	2,446,056	12,662,853

482	—	1	2	—	114	573
19	—	1	—	1	37	90
501	—	2	2	1	151	663

$10,737,163	$9,048	$29,508	$35,011	$6,352	$2,445,905	$12,662,190

$10,795,364	$3,196	$30,056	$20,127	$5,031	$1,855,546	$10,521,230
746,708	154	3,239	617	236	169,277	1,024,503

PIMCO Variable Insurance Trust				State Street Variable Insurance Series Funds, Inc.		The Prudential Series Fund

High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

$37,420	$24,651	$—	$21,076	$1	$7,315,642	$2,992
181	38	—	38	—	—	—
37,601	24,689	—	21,114	1	7,315,642	2,992

1	—	—	1	1	331	—
1	—	—	1	—	36	—
2	—	—	2	1	367	—

$37,599	$24,689	$—	$21,112	$—	$7,315,275	$2,992

$36,768	$25,073	$—	$21,786	$1	$7,349,579	$2,130
4,713	2,193	—	1,959	—	457,228	91

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations

	AB Variable Products Series Fund, Inc.	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		American Century Variable Portfolios II, Inc.	BlackRock Variable Series Funds, Inc.

	AB Small Cap Growth Portfolio — Class B	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Global Fund — Series II shares	VP Inflation Protection Fund — Class II	BlackRock Basic Value V.I. Fund — Class III Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$86	$—	$732	$246
Mortality and expense risk and administrative charges (note 4)	160	187	187	387	319
Net investment income (expense)	(160)	(101)	(187)	345	(73)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	359	37	79	9	13
Change in unrealized appreciation (depreciation)	(1,960)	2,670	1,013	683	562
Capital gain distributions	2,619	295	675	—	3,233
Net realized and unrealized gain (loss) on investments	1,018	3,002	1,767	692	3,808

Increase (decrease) in net assets from operations	$858	$2,901	$1,580	$1,037	$3,735

	Fidelity® Variable Insurance Products Fund (continued)			Goldman Sachs Variable Insurance Trust	Janus Aspen Series

	VIP Growth Opportunities Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Service Class 2	Goldman Sachs Government Money Market Fund — Service Shares	Janus Henderson Forty Portfolio — Service Shares

	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$340	$8	$34	$106
Mortality and expense risk and administrative charges (note 4)	167	320	38	9,220	281
Net investment income (expense)	(167)	20	(30)	(9,186)	(175)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	2,198	15	223	—	941
Change in unrealized appreciation (depreciation)	(1,738)	(1,046)	5	—	519
Capital gain distributions	1,003	520	350	—	2,385
Net realized and unrealized gain (loss) on investments	1,463	(511)	578	—	3,845

Increase (decrease) in net assets from operations	$1,296	$(491)	$548	$(9,186)	$3,670

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Operations — Continued

BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II	Eaton Vance Variable Trust	Fidelity® Variable Insurance Products Fund

BlackRock Global Allocation V.I. Fund — Class III Shares	CTIVP® — Loomis Sayles Growth Fund — Class 1	VT Floating-Rate Income Fund	VIP Contrafund® Portfolio — Service Class 2	VIP Equity-Income Portfolio — Service Class 2	VIP FundsManager® 50% Portfolio — Service Class 2	VIP FundsManager® 60% Portfolio — Service Class 2

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$90,673	$—	$850	$9	$104	$24,059	$123,830
185,905	159	475	488	109	42,828	220,245
(95,232)	(159)	375	(479)	(5)	(18,769)	(96,415)

378,642	2,196	(11)	1,369	482	102,565	408,308
(1,533,243)	(336)	203	2,599	294	67,925	772,655
1,793,120	—	—	4,138	743	44,827	235,164
638,519	1,860	192	8,106	1,519	215,317	1,416,127

$543,287	$1,701	$567	$7,627	$1,514	$196,548	$1,319,712

PIMCO Variable Insurance Trust				State Street Variable Insurance Series Funds, Inc.		The Prudential Series Fund

High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2021

$1,652	$381	$—	$387	$—	$133,689	$—
603	418	—	310	—	125,378	52
1,049	(37)	—	77	—	8,311	(52)

13	21	—	(2)	—	187,957	286
(337)	(6,177)	—	(1,562)	—	(307,336)	495
—	4,505	—	902	—	945,497	—
(324)	(1,651)	—	(662)	—	826,118	781

$725	$(1,688)	$—	$(585)	$—	$834,429	$729

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

	AB Small Cap Growth Portfolio — Class B		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Global Fund — Series II shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(160)	$(109)	$(101)	$25	$(187)	$(95)
Net realized gain (loss) on investments	359	(455)	37	14	79	35
Change in unrealized appreciation (depreciation) on investments	(1,960)	3,719	2,670	836	1,013	2,081
Capital gain distributions	2,619	597	295	2,324	675	356
Increase (decrease) in net assets from operations	858	3,752	2,901	3,199	1,580	2,377

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(1,437)	(1,624)	—	—	—	—
Administrative expenses	(13)	(7)	(9)	—	—	—
Transfers between subaccounts (including fixed account), net	—	2,994	—	8,019	—	—
Increase (decrease) in net assets from capital transactions	(1,450)	1,363	(9)	8,019	—	—
Increase (decrease) in net assets	(592)	5,115	2,892	11,218	1,580	2,377
Net assets at beginning of year	10,640	5,525	11,218	—	11,701	9,324
Net assets at end of year	$10,048	$10,640	$14,110	$11,218	$13,281	$11,701

Change in units (note 5):
Units purchased	—	105	—	497	—	—
Units redeemed	(23)	(64)	—	—	—	—
Net increase (decrease) in units from capital transactions with contract owners	(23)	41	—	497	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

American Century Variable Portfolios II, Inc.		BlackRock Variable Series Funds, Inc.				Columbia Funds Variable Series Trust II		Eaton Vance Variable Trust

VP Inflation Protection Fund — Class II		BlackRock Basic Value V.I. Fund — Class III Shares		BlackRock Global Allocation V.I. Fund — Class III Shares		CTIVP® — Loomis Sayles Growth Fund — Class 1		VT Floating-Rate Income Fund

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$345	$(126)	$(73)	$97	$(95,232)	$(52,543)	$(159)	$(240)	$375	$559
9	(929)	13	(56)	378,642	203,719	2,196	14,341	(11)	(402)
683	2,984	562	(158)	(1,533,243)	1,164,656	(336)	(14,002)	203	(62)
—	—	3,233	424	1,793,120	692,047	—	—	—	—
1,037	1,929	3,735	307	543,287	2,007,879	1,701	99	567	95

—	—	—	—	13,069	—	—	—	—	—
—	(8,103)	—	—	(1,782,801)	(1,428,430)	(3,281)	(5,092)	—	—
(29)	(30)	—	—	(197,314)	(225,492)	(18)	(17)	—	—
(1)	(11,447)	1	—	(16,297)	(1,213,946)	1	(29,563)	—	(5,322)
(30)	(19,580)	1	—	(1,983,343)	(2,867,868)	(3,298)	(34,672)	—	(5,322)
1,007	(17,651)	3,736	307	(1,440,056)	(859,989)	(1,597)	(34,573)	567	(5,227)
22,964	40,615	19,080	18,773	12,177,219	13,037,208	10,645	45,218	28,941	34,168
$23,971	$22,964	$22,816	$19,080	$10,737,163	$12,177,219	$9,048	$10,645	$29,508	$28,941

—	—	—	—	24,664	41,894	—	—	—	419
(2)	(1,712)	—	—	(136,882)	(236,639)	(130)	(2,181)	—	(839)
(2)	(1,712)	—	—	(112,218)	(194,745)	(130)	(2,181)	—	(420)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund

	VIP Contrafund® Portfolio — Service Class 2		VIP Equity-Income Portfolio — Service Class 2		VIP FundsManager® 50% Portfolio — Service Class 2

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(479)	$(332)	$(5)	$(18)	$(18,769)	$(22,774)
Net realized gain (loss) on investments	1,369	(265)	482	(4,787)	102,565	174,949
Change in unrealized appreciation (depreciation) on investments	2,599	8,262	294	(8,730)	67,925	55,781
Capital gain distributions	4,138	80	743	3,474	44,827	76,169
Increase (decrease) in net assets from operations	7,627	7,745	1,514	(10,061)	196,548	284,125

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(3,030)	(4,398)	(2,260)	(23,208)	(363,272)	(1,139,548)
Administrative expenses	(34)	(15)	(13)	(11)	(46,888)	(62,571)
Transfers between subaccounts (including fixed account), net	—	14,223	(1)	(40,632)	(23)	(170,305)
Increase (decrease) in net assets from capital transactions	(3,064)	9,810	(2,274)	(63,851)	(410,183)	(1,372,424)
Increase (decrease) in net assets	4,563	17,555	(760)	(73,912)	(213,635)	(1,088,299)
Net assets at beginning of year	30,448	12,893	7,112	81,024	2,659,540	3,747,839
Net assets at end of year	$35,011	$30,448	$6,352	$7,112	$2,445,905	$2,659,540

Change in units (note 5):
Units purchased	—	708	—	—	1,214	10,458
Units redeemed	(87)	(240)	(90)	(3,658)	(24,886)	(102,868)
Net increase (decrease) in units from capital transactions with contract owners	(87)	468	(90)	(3,658)	(23,672)	(92,410)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)								Goldman Sachs Variable Insurance Trust

VIP FundsManager® 60% Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Service Class 2		Goldman Sachs Government Money Market Fund — Service Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(96,415)	$(103,658)	$(167)	$(139)	$20	$60	$(30)	$(24)	$(9,186)	$(4,679)
408,308	15,484	2,198	864	15	16	223	(601)	—	—
772,655	1,412,633	(1,738)	2,078	(1,046)	1,213	5	407	—	—
235,164	351,538	1,003	735	520	7	350	—	—	—
1,319,712	1,675,997	1,296	3,538	(491)	1,296	548	(218)	(9,186)	(4,679)

—	—	—	—	—	—	—	—	78,726	—
(2,365,505)	(1,904,565)	(3,524)	(3,801)	—	—	(795)	(982)	(1,360,756)	(2,251,359)
(195,862)	(227,246)	(19)	(16)	—	—	(4)	(4)	(8,520)	(5,853)
(135,135)	3,575	—	(391)	—	(1)	(1)	(68)	724,681	2,238,880
(2,696,502)	(2,128,236)	(3,543)	(4,208)	—	(1)	(800)	(1,054)	(565,869)	(18,332)
(1,376,790)	(452,239)	(2,247)	(670)	(491)	1,295	(252)	(1,272)	(575,055)	(23,011)
14,038,980	14,491,219	11,258	11,928	19,025	17,730	2,483	3,755	723,642	746,653
$12,662,190	$14,038,980	$9,011	$11,258	$18,534	$19,025	$2,231	$2,483	$148,587	$723,642

11,056	29,559	—	—	—	—	—	—	133,006	315,862
(151,427)	(157,328)	(56)	(154)	—	—	(26)	(73)	(196,672)	(315,703)
(140,371)	(127,769)	(56)	(154)	—	—	(26)	(73)	(63,666)	159

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

	Janus Aspen Series		PIMCO Variable Insurance Trust

	Janus Henderson Forty Portfolio — Service Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(175)	$(112)	$1,049	$1,313	$(37)	$(8)
Net realized gain (loss) on investments	941	243	13	313	21	106
Change in unrealized appreciation (depreciation) on investments	519	3,735	(337)	54	(6,177)	3,196
Capital gain distributions	2,385	1,025	—	—	4,505	225
Increase (decrease) in net assets from operations	3,670	4,891	725	1,680	(1,688)	3,519

From capital transactions (note 4):
Net premiums	—	—	—	—	—	—
Transfers for contract benefits and terminations	(2,540)	(3,387)	—	—	—	—
Administrative expenses	(22)	(12)	—	—	—	—
Transfers between subaccounts (including fixed account), net	1	6,222	—	(6,638)	(1)	1
Increase (decrease) in net assets from capital transactions	(2,561)	2,823	—	(6,638)	(1)	1
Increase (decrease) in net assets	1,109	7,714	725	(4,958)	(1,689)	3,520
Net assets at beginning of year	17,726	10,012	36,874	41,832	26,378	22,858
Net assets at end of year	$18,835	$17,726	$37,599	$36,874	$24,689	$26,378

Change in units (note 5):
Units purchased	—	235	—	390	—	—
Units redeemed	(51)	(140)	—	(779)	—	—
Net increase (decrease) in units from capital transactions with contract owners	(51)	95	—	(389)	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)				State Street Variable Insurance Series Funds, Inc.				The Prudential Series Fund

Low Duration Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 3 Shares		PSF Natural Resources Portfolio — Class II Shares

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$—	$15	$77	$350	$—	$(159)	$8,311	$(7,464)	$(52)	$(46)
—	(483)	(2)	2,353	—	(183)	187,957	(64,574)	286	(855)
—	594	(1,562)	1,022	—	(2,074)	(307,336)	410,854	495	342
—	—	902	466	—	—	945,497	—	—	—
—	126	(585)	4,191	—	(2,416)	834,429	338,816	729	(559)

—	—	—	—	—	—	5,601	—	—	—
—	(18,654)	—	(32,156)	—	(15,049)	(998,524)	(727,253)	(1,069)	(1,254)
—	—	—	—	—	—	(129,244)	(152,580)	(6)	(5)
—	(4,589)	(1)	(35,635)	—	107	(569,458)	(767,580)	—	(165)
—	(23,243)	(1)	(67,791)	—	(14,942)	(1,691,625)	(1,647,413)	(1,075)	(1,424)
—	(23,117)	(586)	(63,600)	—	(17,358)	(857,196)	(1,308,597)	(346)	(1,983)
—	23,117	21,698	85,298	—	17,358	8,172,471	9,481,068	3,338	5,321
$—	$—	$21,112	$21,698	$—	$—	$7,315,275	$8,172,471	$2,992	$3,338

—	433	—	816	—	—	12,858	37,226	—	—
—	(2,643)	—	(6,085)	—	(661)	(111,152)	(144,077)	(144)	(399)
—	(2,210)	—	(5,269)	—	(661)	(98,294)	(106,851)	(144)	(399)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements

December 31, 2021

(1)	Description of Entity

Genworth Life of New York VA Separate Account 1 (the “Separate Account”) is a separate investment account established on October 1, 1996, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLICNY’s Home Office is located at 600 Third Avenue, Suite 2400, New York, New York, 10016. GLICNY’s principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Fixed annuities are intended to provide annuitants with a guaranteed income payout for a specified term or for life. Deferred annuities are intended for contract holders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, Genworth continues to service its existing retained and reinsured blocks of business. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, variable life insurance and funding agreements. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The impact of the ongoing coronavirus pandemic (“COVID-19”) is very difficult to predict. Its related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery, among other factors and uncertainties. Contract owners should continue to monitor their account values.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLICNY, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

During the years ended December 31, 2021 and 2020, the following portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
The Prudential Series Fund — Natural Resources Portfolio — Class II Shares	The Prudential Series Fund — PSF Natural Resources Portfolio — Class II Shares	May 28, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Global Fund — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Global Fund — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares	April 30, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco Oppenheimer V.I. Main Street Small Cap Fund® — Series II Shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares	April 30, 2021
Federated Insurance Series — Federated Kaufmann Fund II — Service Shares	Federated Hermes Insurance Series — Federated Hermes Kaufmann Fund II — Service Shares	April 28, 2020

As of December 31, 2021, the below portfolios were available as investment options under the contract, but not shown on the statements as there was no activity from January 1, 2020 through December 31, 2021:

AB Variable Products Series Fund, Inc. — AB International Value Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Comstock Fund — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares

Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Overseas Core Fund — Class 2

Federated Hermes Insurance Series — Federated Hermes Kaufmann Fund II — Service Shares

Franklin Templeton Variable Insurance Products Trust — Franklin Mutual Shares VIP Fund — Class 2 Shares

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2021 and there were no transfers between the levels during 2021.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2021 through April 18, 2022, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2021 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB Small Cap Growth Portfolio — Class B	$2,619	$1,611
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Core Equity Fund — Series I shares	383	198
Invesco V.I. Global Fund — Series II shares	675	187
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II	732	414
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares	3,479	318
BlackRock Global Allocation V.I. Fund — Class III Shares	2,318,359	2,603,873
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1	1	3,459
Eaton Vance Variable Trust
VT Floating — Rate Income Fund	864	474
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2	1,535	3,551
VIP Equity-Income Portfolio — Service Class 2	460	2,383
VIP FundsManager® 50% Portfolio — Service Class 2	89,826	473,958
VIP FundsManager® 60% Portfolio — Service Class 2	567,607	3,125,416
VIP Growth Opportunities Portfolio — Service Class 2	1,003	3,710
VIP Investment Grade Bond Portfolio — Service Class 2	510	319
VIP Mid Cap Portfolio — Service Class 2	69	841
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	1,211,251	1,786,333
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares	2,491	2,842
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares	1,644	602
Long-Term U.S. Government Portfolio — Administrative Class Shares	4,886	418
Low Duration Portfolio — Administrative Class Shares	2	—
Total Return Portfolio — Administrative Class Shares	1,304	310
State Street Variable Insurance Series Funds, Inc.
Real Estate Securities V.I.S. Fund — Class 1 Shares	—	—
Total Return V.I.S. Fund — Class 3 Shares	1,301,388	2,039,240
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares	—	1,128

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for the premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge This charge is assessed through a reduction in unit values.	1.00% — 1.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $40 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 6.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2021 and 2020 is reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate low to high range. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2021 and were available to contract owners during 2021. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2021:

AB Variable Products Series Fund, Inc. — AB International Value Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Fund® — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Main Street Small Cap Fund® — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Comstock Fund — Series II shares

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. International Growth Fund — Series II shares

Columbia Funds Variable Series Trust II — Columbia Variable Portfolio — Overseas Core Fund — Class 2

Federated Hermes Insurance Series — Federated Hermes Kaufmann Fund II — Service Shares

Franklin Templeton Variable Insurance Products Trust — Franklin Mutual Shares VIP Fund — Class 2 Shares

PIMCO Variable Insurance Trust — Low Duration Portfolio — Administrative Class Shares

State Street Variable Insurance Series Funds, Inc. — Real Estate Securities V.I.S. Fund — Class 1 Shares

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB Small Cap Growth Portfolio — Class B
2021	1.45% to 1.45%	168	60.13 to 60.13	10	0.00%	7.62% to 7.62%
2020	1.45% to 1.45%	191	55.88 to 55.88	11	0.00%	51.42% to 51.42%
2019	1.45% to 1.45%	150	36.90 to 36.90	6	0.00%	34.04% to 34.04%
2018	1.45% to 1.45%	150	27.53 to 27.53	4	0.00%	(2.55)% to (2.55)%
2017	1.45% to 1.45%	1,817	28.25 to 28.25	51	0.00%	31.85% to 31.85%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Core Equity Fund — Series I shares
2021	1.45% to 1.45%	497	28.41 to 28.41	14	0.67%	25.89% to 25.89%
2020	1.45% to 1.45%	497	22.56 to 22.56	11	0.20%	12.20% to 12.20%
2019	1.15% to 1.95%	—	20.73 to 19.12	—	0.00%	27.48% to 26.45%
2018	1.15% to 1.95%	—	16.26 to 15.12	—	0.00%	(10.44)% to (11.17)%
2017	1.15% to 1.95%	—	18.15 to 17.02	—	0.00%	11.88% to 10.97%
Invesco V.I. Global Fund — Series II shares
2021	1.45% to 1.45%	418	31.74 to 31.74	13	0.00%	13.50% to 13.50%
2020	1.45% to 1.45%	418	27.96 to 27.96	12	0.57%	25.49% to 25.49%
2019	1.45% to 1.45%	418	22.28 to 22.28	9	0.64%	29.55% to 29.55%
2018	1.45% to 1.45%	419	17.20 to 17.20	7	0.76%	(14.66)% to (14.66)%
2017	1.45% to 1.65%	3,190	20.16 to 19.83	63	0.71%	34.35% to 34.08%
American Century Variable Portfolios II, Inc.
VP Inflation Protection Fund — Class II
2021	1.45% to 1.70%	1,898	12.94 to 12.55	24	3.14%	4.73% to 4.46%
2020	1.45% to 1.70%	1,900	12.35 to 12.01	23	1.19%	7.97% to 7.69%
2019	1.45% to 1.70%	3,612	11.44 to 11.16	41	2.32%	7.32% to 7.05%
2018	1.45% to 1.75%	3,634	10.66 to 10.37	38	2.57%	(4.24)% to (4.53)%
2017	1.45% to 1.75%	6,241	11.13 to 10.87	68	2.56%	2.17% to 1.86%
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund — Class III Shares
2021	1.45% to 1.45%	884	25.80 to 25.80	23	1.12%	19.58% to 19.58%
2020	1.45% to 1.45%	884	21.58 to 21.58	19	0.81%	1.63% to 1.63%
2019	1.45% to 1.45%	884	21.23 to 21.23	19	2.21%	21.74% to 21.74%
2018	1.45% to 1.45%	884	17.44 to 17.44	15	1.06%	(9.45)% to (9.45)%
2017	1.45% to 1.45%	2,997	19.26 to 19.26	58	1.25%	6.45% to 6.45%
BlackRock Global Allocation V.I. Fund — Class III Shares
2021	1.15% to 1.90%	603,551	18.85 to 17.21	10,737	0.80%	5.19% to 4.39%
2020	1.15% to 1.90%	715,769	17.92 to 16.49	12,177	1.22%	19.32% to 18.42%
2019	1.15% to 1.90%	910,514	15.02 to 13.92	13,037	1.21%	16.40% to 15.52%
2018	1.15% to 1.90%	1,050,005	12.90 to 12.05	12,984	0.80%	(8.65)% to (9.34)%
2017	1.15% to 1.90%	1,244,551	14.12 to 13.29	16,932	1.25%	12.40% to 11.55%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Variable Series Trust II
CTIVP® — Loomis Sayles Growth Fund — Class 1
2021	1.45% to 1.45%	348	26.00 to 26.00	9	0.00%	16.85% to 16.85%
2020	1.45% to 1.45%	478	22.25 to 22.25	11	0.00%	30.02% to 30.02%
2019	1.45% to 1.70%	2,659	17.11 to 16.95	45	0.00%	29.84% to 29.52%
2018	1.45% to 1.70%	2,660	13.18 to 13.09	35	0.00%	(3.82)% to (4.07)%
2017	1.45% to 1.70%	8,704	13.70 to 13.64	119	0.00%	31.11% to 30.78%
Eaton Vance Variable Trust
VT Floating — Rate Income Fund
2021	1.45% to 1.70%	2,305	13.04 to 12.65	30	2.90%	2.12% to 1.86%
2020	1.45% to 1.70%	2,305	12.77 to 12.42	29	3.35%	0.52% to 0.26%
2019	1.45% to 1.70%	2,725	12.71 to 12.39	34	4.29%	5.53% to 5.26%
2018	1.45% to 1.75%	2,746	12.04 to 11.72	33	3.72%	(1.53)% to (1.83)%
2017	1.45% to 1.75%	7,236	12.23 to 11.94	87	3.26%	1.93% to 1.62%
Fidelity® Variable Insurance Products Fund
VIP Contrafund® Portfolio — Service Class 2
2021	1.45% to 1.45%	938	37.31 to 37.31	35	0.03%	25.66% to 25.66%
2020	1.45% to 1.45%	1,025	29.69 to 29.69	30	0.09%	28.35% to 28.35%
2019	1.45% to 1.45%	557	23.14 to 23.14	13	0.22%	29.37% to 29.37%
2018	1.45% to 1.45%	556	17.88 to 17.88	10	0.30%	(8.00)% to (8.00)%
2017	1.45% to 1.95%	6,072	19.44 to 18.86	117	0.58%	19.83% to 19.22%
VIP Equity-Income Portfolio — Service Class 2
2021	1.45% to 1.45%	240	26.47 to 26.47	6	1.39%	22.80% to 22.80%
2020	1.45% to 1.45%	330	21.56 to 21.56	7	2.07%	4.90% to 4.90%
2019	1.45% to 1.70%	3,988	20.55 to 20.14	81	1.85%	25.26% to 24.95%
2018	1.45% to 1.70%	3,989	16.40 to 16.12	65	1.75%	(9.87)% to (10.10)%
2017	1.45% to 1.95%	8,484	18.20 to 17.66	153	1.09%	11.02% to 10.46%
VIP FundsManager® 50% Portfolio — Service Class 2
2021	1.15% to 1.90%	136,840	18.87 to 17.50	2,446	0.96%	8.61% to 7.79%
2020	1.15% to 1.90%	160,512	17.38 to 16.24	2,660	0.99%	12.57% to 11.72%
2019	1.15% to 1.90%	252,922	15.44 to 14.53	3,748	1.41%	16.34% to 15.45%
2018	1.15% to 1.90%	322,612	13.27 to 12.59	4,134	1.13%	(6.47)% to (7.18)%
2017	1.15% to 1.90%	439,861	14.19 to 13.56	6,064	0.93%	12.93% to 12.08%
VIP FundsManager® 60% Portfolio — Service Class 2
2021	1.45% to 1.90%	630,179	20.48 to 19.57	12,662	0.93%	10.58% to 10.08%
2020	1.45% to 1.90%	770,550	18.52 to 17.78	14,039	0.90%	13.25% to 12.74%
2019	1.45% to 1.90%	898,319	16.35 to 15.77	14,491	1.29%	18.51% to 17.97%
2018	1.45% to 1.90%	1,077,904	13.80 to 13.37	14,707	1.02%	(7.87)% to (8.30)%
2017	1.45% to 1.90%	1,361,864	14.98 to 14.58	20,196	0.93%	15.07% to 14.55%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth Opportunities Portfolio — Service Class 2
2021	1.45% to 1.45%	148	60.69 to 60.69	9	0.00%	10.05% to 10.05%
2020	1.45% to 1.45%	204	55.14 to 55.14	11	0.00%	65.79% to 65.79%
2019	1.45% to 1.45%	358	33.26 to 33.26	12	0.00%	38.46% to 38.46%
2018	1.45% to 1.45%	358	24.02 to 24.02	9	0.22%	10.58% to 10.58%
2017	1.45% to 1.45%	3,076	21.72 to 21.72	67	0.10%	32.24% to 32.24%
VIP Investment Grade Bond Portfolio — Service Class 2
2021	1.70% to 1.70%	1,603	11.56 to 11.56	19	1.82%	(2.58)% to (2.58)%
2020	1.70% to 1.70%	1,603	11.87 to 11.87	19	2.07%	7.31% to 7.31%
2019	1.70% to 1.70%	1,603	11.06 to 11.06	18	2.57%	7.54% to 7.54%
2018	1.70% to 1.70%	1,603	10.29 to 10.29	16	2.31%	(2.48)% to (2.48)%
2017	1.70% to 1.70%	1,603	10.55 to 10.55	17	2.23%	2.23% to 2.23%
VIP Mid Cap Portfolio — Service Class 2
2021	1.45% to 1.45%	71	31.82 to 31.82	2	0.29%	23.49% to 23.49%
2020	1.45% to 1.45%	97	25.76 to 25.76	2	0.36%	16.16% to 16.16%
2019	1.45% to 1.45%	170	22.18 to 22.18	4	0.68%	21.39% to 21.39%
2018	1.45% to 1.45%	170	18.27 to 18.27	3	0.32%	(16.02)% to (16.02)%
2017	1.45% to 1.65%	3,455	21.76 to 21.41	74	0.35%	18.79% to 18.55%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2021	1.45% to 1.70%	16,540	9.09 to 8.87	149	0.00%	(1.44)% to (1.69)%
2020	1.45% to 1.90%	80,206	9.22 to 8.87	724	0.25%	(1.19)% to (1.64)%
2019	1.45% to 1.65%	80,047	9.33 to 9.19	747	1.33%	0.38% to 0.18%
2018	1.45% to 1.90%	35,784	9.29 to 9.03	329	0.71%	0.00% to (0.46)%
2017	1.45% to 1.70%	9,389	9.29 to 9.17	87	0.40%	(0.94)% to (1.19)%
Janus Aspen Series
Janus Henderson Forty Portfolio — Service Shares
2021	1.45% to 1.45%	369	50.90 to 50.90	19	0.55%	20.82% to 20.82%
2020	1.45% to 1.45%	420	42.12 to 42.12	18	0.63%	37.02% to 37.02%
2019	1.45% to 1.45%	325	30.74 to 30.74	10	0.02%	34.87% to 34.87%
2018	1.45% to 1.45%	325	22.80 to 22.80	7	1.24%	0.24% to 0.24%
2017	1.45% to 1.45%	745	22.74 to 22.74	17	0.00%	28.12% to 28.12%
PIMCO Variable Insurance Trust
High Yield Portfolio — Administrative Class Shares
2021	1.45% to 1.70%	2,196	17.46 to 16.94	38	4.44%	2.13% to 1.87%
2020	1.45% to 1.70%	2,196	17.09 to 16.63	37	4.87%	4.21% to 3.95%
2019	1.45% to 1.70%	2,585	16.40 to 15.99	42	4.94%	13.06% to 12.77%
2018	1.45% to 1.75%	2,606	14.51 to 14.12	37	5.09%	(4.07)% to (4.36)%
2017	1.45% to 1.95%	10,384	15.12 to 14.53	153	4.87%	5.07% to 4.54%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 3

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Long-Term U.S. Government Portfolio — Administrative Class Shares
2021	1.70% to 1.70%	1,433	17.23 to 17.23	25	1.56%	(6.40)% to (6.40)%
2020	1.70% to 1.70%	1,433	18.41 to 18.41	26	1.67%	15.40% to 15.40%
2019	1.70% to 1.70%	1,433	15.95 to 15.95	23	2.06%	11.39% to 11.39%
2018	1.70% to 1.75%	1,453	14.32 to 14.26	21	2.41%	(4.05)% to (4.10)%
2017	1.70% to 1.75%	6,747	14.93 to 14.87	101	2.17%	7.11% to 7.05%
Total Return Portfolio — Administrative Class Shares
2021	1.45% to 1.45%	1,621	13.03 to 13.03	21	1.82%	(2.70)% to (2.70)%
2020	1.45% to 1.45%	1,621	13.39 to 13.39	22	2.14%	7.07% to 7.07%
2019	1.45% to 1.70%	6,890	12.50 to 12.19	85	3.01%	6.78% to 6.51%
2018	1.45% to 1.70%	6,890	11.71 to 11.45	80	2.51%	(1.98)% to (2.23)%
2017	1.45% to 1.70%	11,331	11.95 to 11.71	134	2.02%	3.40% to 3.14%
State Street Variable Insurance Series Funds, Inc.
Total Return V.I.S. Fund — Class 3 Shares
2021	1.15% to 1.90%	406,479	19.09 to 17.43	7,315	1.76%	11.90% to 11.05%
2020	1.15% to 1.90%	504,773	17.06 to 15.70	8,172	1.61%	4.91% to 4.12%
2019	1.15% to 1.90%	611,624	16.26 to 15.08	9,481	2.05%	14.24% to 13.37%
2018	1.15% to 1.90%	675,014	14.24 to 13.30	9,210	1.77%	(7.69)% to (8.39)%
2017	1.15% to 1.90%	823,101	15.42 to 14.52	12,231	1.72%	13.94% to 13.08%
The Prudential Series Fund
PSF Natural Resources Portfolio — Class II Shares
2021	1.45% to 1.45%	383	7.80 to 7.80	3	0.00%	23.22% to 23.22%
2020	1.45% to 1.45%	527	6.33 to 6.33	3	0.00%	10.20% to 10.20%
2019	1.45% to 1.45%	926	5.74 to 5.74	5	0.00%	8.66% to 8.66%
2018	1.45% to 1.45%	928	5.28 to 5.28	5	0.00%	(19.61)% to (19.61)%
2017	1.45% to 1.45%	2,123	6.57 to 6.57	14	0.00%	(1.97)% to (1.97)%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.